Accounts payable (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts Payable
Creditors	$ 17,097	$ 16,758
Brokers	6,918	8,598
Professional and legal fees	1,473	1,761
Total accounts payable	$ 25,488	$ 27,117